Average Annual Total Returns - R5 R6 Shares - JPMorgan Emerging Markets Debt Fund	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R5 Return After Taxes on Distributions Past 1 Year	Class R5 Return After Taxes on Distributions Past 5 Years	Class R5 Return After Taxes on Distributions Past 10 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	5.55%	6.41%	5.44%	3.81%	4.37%	3.38%	3.18%	4.00%	3.29%	5.70%	6.50%	5.49%	5.26%	7.08%	6.22%